Financial risk management activities - Reconciliation of deferred compensation asset (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Deferred Compensation Asset [Roll Forward]
Opening balance	$ 122	$ 48
Changes in estimates - fair value adjustments	8	13
Contingent consideration assets recognised on sale of business	0	78
Part repayment of contingent consideration asset - Mponeng and MSG	(19)	(19)
Translation	1	2
Closing balance	112	122
Contingent considerations	40	62	$ 62
Contingent consideration	$ 72	$ 60	$ 60